12. Judicial deposits	12 Months Ended
Dec. 31, 2017
Judicial Deposits
Judicial deposits

These are recorded at their historical cost and updated according to the legislation in force:

	2017	2016

Civil	344,204	471,922
Labor	493,705	468,009
Tax	286,375	291,745
Regulatory	111	111
Online attachment (*)	242,181	62,338

Non-current portion	1,366,576	1,294,125

(*) This amount refers to judicial deposits that have been restricted by Judge directly in the Company´s bank accounts, due to certain judicial proceedings against the Company. As soon as the Company´s management identifies the lawsuit related to such pledges, the restricted amount is reclassified from the “on line attachment” caption to the specific caption as stated above.

Civil

These are court deposits guaranteeing the execution of civil proceedings where the Company is challenging the amounts involved. Most of these proceedings refer to lawsuits filed by customers, involving issues related to consumers rights, among others.

There are lawsuits involving various issues, including challenging the amounts fixed by ANATEL for leaving certain frequency bands, to allow the implementation of 4G technology, after TIM Celular won the auction. In this case, the updated court deposit amounts to R$63,869 (R$59,546 as at December 31, 2016).

Labor

These are amounts deposited in court in relation to guarantees of execution and the filing of relevant appeals, where the matters or amounts involved are still being discussed. The total balance is distributed among the several claims filed by the Company’s employees and third party service providers.

Tax

The Company and its subsidiaries have placed court deposits for tax issues to back various current court proceedings. These deposits refer mainly to the following matters:

(i)            2% increase in the ICMS rate for the Fund for the Eradication of Poverty (“FECP”) in the State of Bahia on prepaid telephone services provided by the Company. The current value of these deposits is R$92,066 (R$87,093 as at December 31, 2016).

(ii)          Use of credit for the purchase of electricity used directly by the companies for production purposes. The court is tending towards to provide a favorable decision to the taxpayers in such matter. The current value of these deposits is R$71,722 (R$67,697 as at December 31, 2016).

(iii)          Liability for the Provisional Contribution on Financial Transactions (“CPMF”) on the Company’s capitalization of loans; recognition of the right not to pay contributions allegedly due on changes to the ownership of current accounts as a result of a takeover. The current value of these deposits is R$9,687, considering the recent conversion into income in favor of the Federal Government (R$33,489 as at December 31, 2016).

(iv)          Constitutionality of collection of the Operations Monitoring Charge (“TFF”) by a number of municipal authorities. The current value of these deposits is R$15,824 (R$13,542 as at December 31, 2016).

(v)           Failure to approve the offsetting of federal debts against credits for Withholding Tax (“IRRF”) because it is alleged that the credits are insufficient, as well as the deposit placed to ensure the issue of a Tax Clearance Certificate (“CND”). The current value of these deposits is R$10,539 (R$10,036 as at December 31, 2016).

(vi)          Liability for Services Tax (Imposto sobre Serviços - ISS”) on import services and outsourced services; alleged failure to pay for land clearance and Base Transceiver Station (“BTS”) maintenance services, and liability for ISS on the Company’s services and on Co-billing services and software licensing (Blackberry). The Company is seeking for its right to take advantage of the spontaneous complaint in order to remove the confiscatory fines for late payment. The current value of these deposits is R$7,056 (R$6,453 as at December 31, 2016).

(vii)       Ancillary services provided for in ICMS Agreement 69/98 related to ICMS levied on communication services of amounts charged for access, joining, activation, enabling, availability, subscription and use of services, among others. The current value of these deposits is R$5,937 (R$5,745 as at December 31, 2016).

(viii)        Volunteered reports of tax debits and consequent cancellation of charges of fines for late payment. The current value of these deposits is R$4,381 (R$4,222 as at December 31, 2016).

(ix)          Deposit made by TIM S.A. related to the unconstitutionality and illegality of charging by the Telecommunications Services Universalization Fund (“FUST”). Plea for the recognition of the right not to pay FUST, and not to include in its calculation base revenue from interconnection and Industrial Exploration of Dedicated Lines (“EILD”), as well as for the right not to be charged retroactively for differences arising from failure to comply with ANATEL Ruling 7/2005. The current value of these deposits is R$53,128 (R$48,873 as at December 31, 2016).